Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Raw materials	$816,249	$4,095,069
Finished goods	455,347	497,010
Goods shipped in transit	3,692,501	595,723
Work in progress	533,329	112,656
Total inventories	$5,497,426	$5,300,458